Annual Total Returns- Dow Jones Industrial Average Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Dow Jones Industrial Average Fund - Class C	2016	2017	2018	2019	2020
Total	13.94%	25.24%	(5.84%)	22.23%	6.68%